UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2017

Item 1. Report to Shareholders

Reserve Investment Funds	May 31, 2017

The views and opinions in this report were current as of May 31, 2017. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

Money market yields increased in the one-year period ended May 31, 2017. The Federal Reserve raised short-term interest rates twice during our fiscal year—once in December 2016 and then again in March 2017, as economic growth appeared sufficiently strong to lessen the accommodative monetary policies that have persisted since the 2008 financial crisis. Both of the rate hikes increased short-term rates by 25 basis points, and the Fed’s target range for the fed funds rate was 0.75% to 1.00% as of May 31, 2017. (Immediately after our reporting period ended, the Fed lifted the fed funds rate again, to the 1.00% to 1.25% range, on June 14, 2017.) These moves by the central bank helped money market yields and total returns rise above the near 0% levels where they have long been anchored.

ECONOMY AND INTEREST RATES

After growing at a 1.9% pace over the four quarters of 2016, gross domestic product growth slowed to 1.2% in the first three months of 2017, according to the Commerce Department’s most recent estimate. While first-quarter growth was weak, the underlying trend of moderate U.S. economic expansion seems to remain in place, and we believe growth is likely to rebound to roughly 2.5% over the balance of the year. Although the pace of employment growth has moderated compared with the last few years, the labor market remains strong. The 12-month inflation rate for consumers is higher than a year ago but has been recently easing. Nevertheless, we expect the Federal Reserve to raise short-term interest rates once more in 2017.

The continued strong demand for Treasury securities and other government obligations drove prices higher (and yields lower) for these assets relative to other asset classes, but in absolute terms, yield levels did rise with the Fed hikes. Over the last year, three-month Treasury bill yields rose from 0.34% to 0.98%, while six-month T-bill yields increased from 0.49% to 1.08%. The overwhelming demand for these high-quality investments has kept the short end of the Treasury yield curve very flat. One-year T-bill yields rose from 0.68% to 1.17% during our fiscal year.

PORTFOLIO REVIEW

T. Rowe Price Government Reserve Fund (formerly T. Rowe Price Reserve Investment Fund)
The fund returned 0.45% in its fiscal year versus 0.09% for its new benchmark, the Lipper U.S. Government Money Market Funds Index. Due to the fund’s narrower focus on U.S. government money market securities—a change we made as a result of the SEC’s money fund reforms, which took effect in October 2016—this benchmark is more appropriate than the Lipper Institutional Money Market Funds Index.

The fund’s weighted average maturity (WAM) and weighted average life increased over the last year. In the first half of our fiscal year—amid expectations for interest rate increases and significant asset shifts into government money funds—we extended the WAM and weighted average life. In the second half of our fiscal year, with money fund reform a reality and the Fed pursuing a gradual reduction of monetary accommodation, we reduced the WAM slightly. With the Fed likely to be quite deliberate in its rate increases, we believe that our maturity stance as of May 31, 2017, is short enough to give us flexibility to invest in higher-yielding securities as they become available.

As of May 31, 2017, about 40% of the fund’s assets were invested in Treasury bills and notes. Other obligations of the U.S. government and its agencies accounted for 32% of assets, while the remainder was invested in repurchase agreements.

T. Rowe Price Treasury Reserve Fund (formerly T. Rowe Price Government Reserve Investment Fund)
The fund returned 0.44% during its fiscal year versus 0.30% for the Lipper Institutional U.S. Treasury Money Market Funds Index. While the fund’s name has changed slightly to avoid confusion with the T. Rowe Price Government Reserve Fund, our mandate—to invest primarily in U.S. government securities—and our Lipper benchmark have not changed.

The fund’s weighted average maturity (WAM) increased over the last year. In the first half of our fiscal year—amid expectations for interest rate increases and significant asset shifts into government money funds—we kept the WAM relatively steady. In the second half of our fiscal year, with money fund reform a reality and the Fed pursuing a gradual reduction of monetary accommodation, we extended the WAM. With the Fed likely to be quite deliberate in its rate increases, we believe that our maturity stance as of May 31, 2017, is short enough to give us flexibility to invest in higher-yielding securities as they become available.

As of May 31, 2017, about 53% of the fund’s assets were invested in repurchase agreements. The remainder was invested in Treasury bills and notes.

OUTLOOK

With employment gains remaining solid and inflation pressures contained, we can expect the Fed to continue its deliberate path toward higher rates. Deliberations among Fed officials suggest that the central bank may begin drawing down its inflated balance sheet later this year, at which time we would expect a pause in the Fed’s rate increases. Still, higher short-term rates are a welcome change for money market investors after the zero-rate environment that followed the 2008 financial crisis. We remain committed to managing high-quality, diversified portfolios focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.

As always, we thank you for investing with T. Rowe Price.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the funds’ Investment Advisory Committees

June 19, 2017

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing the funds’ investment programs.

The T. Rowe Price Government Reserve Fund and T. Rowe Price Treasury Reserve Fund are not available for direct purchase by members of the public, and their shares are offered solely to institutional investors pursuant to an exemption from the registration requirements under the federal securities law. The investment in either fund is generally made by T. Rowe Price on behalf of its mutual funds and institutional clients. The disclosure of either of the fund’s portfolio holdings shall not be deemed to be an offer or a solicitation to purchase shares of the fund.

RISKS OF INVESTING IN GOVERNMENT MONEY MARKET FUNDS

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

GLOSSARY

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Repurchase agreement (repo): A form of short-term borrowing using collateral in which a bank or broker-dealer sells government securities to another party, such as the Federal Reserve, and commits to buy them back at a fixed price on a future date, usually within a week.

SEC yield (7-day simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

T. Rowe Price Government Reserve Fund

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

T. Rowe Price Treasury Reserve Fund

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

T. Rowe Price Reserve Investment Funds

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Government Reserve Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Fund

Portfolio of Investments ‡

(Amounts in 000s)

U.S. GOVERNMENT AGENCY DEBT 23.2% (1)

	Par	$ Value
Federal Farm Credit Bank, 0.78%, 9/14/17	6,950	6,946
Federal Farm Credit Bank, 0.87%, 9/7/17	35,000	34,917
Federal Farm Credit Bank, FRN, 0.823%, 5/8/18	175,000	174,993
Federal Farm Credit Bank, FRN, 0.972%, 6/6/18	35,000	34,998
Federal Home Loan Bank, 0.77%, 6/5/17	64,900	64,894
Federal Home Loan Bank, 0.785%, 6/21/17	174,500	174,424
Federal Home Loan Bank, 0.794%, 6/7/17	140,000	139,982
Federal Home Loan Bank, 0.795%, 6/9/17	90,000	89,984
Federal Home Loan Bank, 0.828%, 7/12/17	50,000	49,953
Federal Home Loan Bank, 0.898%, 7/21/17	99,750	99,626
Federal Home Loan Bank, 0.853%, 7/19/17	150,000	149,829
Federal Home Loan Bank, 0.89%, 8/28/17	72,000	71,843
Federal Home Loan Bank, 0.944%, 8/11/17	100,000	99,814
Federal Home Loan Bank, 0.95%, 10/18/17	12,500	12,454
Federal Home Loan Bank, 0.975%, 8/25/17	170,000	169,609
Federal Home Loan Bank, 1.00%, 12/5/17	150,000	149,221
Federal Home Loan Bank, FRN, 0.833%, 2/8/18	75,000	74,995
Federal Home Loan Mortgage, 0.528%, 6/1/17	104,550	104,550
Federal Home Loan Mortgage, 0.755%, 6/19/17	100,000	99,962
Federal Home Loan Mortgage, 0.77%, 6/20/17	368,500	368,350
Federal Home Loan Mortgage, 0.77%, 6/21/17	400,000	399,829
Federal Home Loan Mortgage, 0.80%, 8/2/17	160,000	159,780
Federal Home Loan Mortgage, 0.83%, 8/4/17	210,000	209,690
Federal Home Loan Mortgage, 0.847%, 8/31/17	85,090	84,908
Federal Home Loan Mortgage, 0.86%, 8/24/17	100,000	99,799
Federal Home Loan Mortgage, 0.875%, 6/16/17	57,000	57,002
Federal Home Loan Mortgage, 0.889%, 9/15/17	24,000	23,937
Federal Home Loan Mortgage, 1.036%, 11/10/17	100,000	99,534
Federal Home Loan Mortgage, FRN, 0.802%, 11/16/17	315,000	315,000

Federal National Mortgage Assn., 0.765%, 6/28/17	33,000	32,981
Federal National Mortgage Assn., 0.79%, 7/3/17	176,550	176,426
Federal National Mortgage Assn., 0.819%, 7/19/17	25,000	24,973
Total U.S. Government Agency Debt (Cost $3,855,203)		3,855,203
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 7.5% (2)		
BNP Paribas, Tri-Party, Dated 5/31/17, 0.82%, Delivery Value of $100,002,278 on 6/1/17, Collateralized by U.S. Government securities, 0.625% - 7.00%, 6/30/18 - 4/20/46, valued at $102,000,020	100,000	100,000
Goldman Sachs, Tri-Party, Dated 5/31/17, 0.80%, Delivery Value of $650,014,444 on 6/1/17, Collateralized by U.S. Government securities, 2.50% - 4.25%, 6/1/22 - 6/1/47 valued at $663,000,000	650,000	650,000
HSBC Securities, Tri-Party, Dated 5/31/17, 0.78%, Delivery Value of $500,010,833 on 6/1/17, Collateralized by U.S. Government securities, 0.875% - 4.00%, 5/28/19 - 4/20/46 valued at $510,002,387	500,000	500,000
Total U.S. Government Agency Repurchase Agreements (Cost $1,250,000)		1,250,000
U.S. TREASURY DEBT 39.8%		
U.S. Treasury Bills, 0.638%, 8/17/17	116,000	115,842
U.S. Treasury Bills, 0.759%, 6/22/17	287,000	286,873
U.S. Treasury Bills, 0.782%, 7/6/17	861,000	860,346
U.S. Treasury Bills, 0.78%, 6/29/17	254,075	253,918
U.S. Treasury Bills, 0.792%, 6/15/17	560,000	559,827
U.S. Treasury Bills, 0.822%, 7/20/17	408,000	407,544
U.S. Treasury Bills, 0.824%, 7/27/17	300,000	299,616
U.S. Treasury Bills, 0.834%, 9/7/17	445,000	443,990
U.S. Treasury Bills, 0.85%, 8/3/17	125,000	124,814
U.S. Treasury Bills, 0.894%, 8/10/17	315,000	314,451

U.S. Treasury Bills, 0.905%, 9/28/17	140,000	139,581
U.S. Treasury Bills, 0.906%, 10/5/17	250,000	249,207
U.S. Treasury Bills, 0.91%, 9/14/17	300,000	299,204
U.S. Treasury Bills, 0.927%, 8/24/17	131,000	130,717
U.S. Treasury Bills, 0.953%, 10/12/17	425,000	423,504
U.S. Treasury Bills, 0.975%, 11/2/17	300,000	298,749
U.S. Treasury Bills, 1.008%, 11/9/17	350,000	348,422
U.S. Treasury Bills, 1.05%, 11/24/17	240,000	238,768
U.S. Treasury Notes, 0.75%, 10/31/17	85,000	84,890
U.S. Treasury Notes, FRN, 1.032%, 4/30/19	32,000	32,012
U.S. Treasury Notes, FRN, 1.039%, 7/31/17	339,900	339,898
U.S. Treasury Notes, FRN, 1.102%, 1/31/19	123,800	123,805
U.S. Treasury Notes, FRN, 1.13%, 10/31/17	177,350	177,345
U.S. Treasury Notes, FRN, 1.132%, 10/31/18	56,300	56,299
Total U.S. Treasury Debt (Cost $6,609,622)		6,609,622

U.S. TREASURY REPURCHASE AGREEMENTS 30.2%(2)

Bank of America, Tri-Party, Dated 5/25/17, 0.79%, Delivery Value of $8,001,229 on 6/1/17, Collateralized by U.S. Government securities, 1.375%, 5/31/20, valued at $8,160,064	8,000	8,000
Bank of Montreal, Tri-Party, Dated 5/25/17, 0.76%, Delivery Value of $400,059,111 on 6/1/17, Collateralized by U.S. Government securities, 0.125% - 3.625%, 7/31/17 - 2/15/20 valued at $408,000,038	400,000	400,000
BMO Capital Markets, Tri-Party, Dated 5/31/17, 0.79%, Delivery Value of $31,000,680 on 6/1/17, Collateralized by U.S. Government securities, 0.00% - 9.125%, 6/15/17 - 5/15/47 valued at $31,620,022	31,000	31,000
BNP Paribas, Tri-Party, Dated 5/31/17, 0.80%, Delivery Value of $399,008,867 on 6/1/17, Collateralized by U.S. Government securities, 0.125% - 6.875%, 9/30/17 - 11/15/46, valued at $406,980,061	399,000	399,000

Citigroup Global Markets, Tri-Party, Dated 5/25/17, 0.78% Delivery Value of $27,004,095 on 6/1/17, Collateralized by U.S. Government securities, 2.75% - 3.375%, 11/15/19 - 8/15/42 valued at $27,540,012	27,000	27,000
Credit Agricole, Tri-Party, Dated 5/30/17, 0.78%, Delivery Value of $66,010,010 on 6/6/17, Collateralized by U.S. Government securities, 0.13% , 4/15/19, valued at $67,320,072	66,000	66,000
Credit Agricole, Tri-Party, Dated 5/31/17, 0.79%, Delivery Value of $268,405,890 on 6/1/17, Collateralized by U.S. Government securities, 1.25% - 2.125%, 3/31- 8/15/21, valued at $273,768,068	268,400	268,400
Credit Suisse, Tri-Party, Dated 5/31/17, 0.77%, Delivery Value of $48,239,037 on 6/1/17, Collateralized by U.S. Government securities, 1.50%, 8/31/18, valued at $49,207,095	48,238	48,238
Federal Reserve Bank of New York, Tri-Party, Dated 5/31/17 0.75%, Delivery Value of $1,475,030,729 on 6/1/17 Collateralized by U.S. Government securities, 1.75% - 6.25% 2/15/23 - 5/15/42, valued at $1,475,030,790	1,475,000	1,475,000
Goldman Sachs, Tri-Party, Dated 5/25/17, 0.76%, Delivery Value of $200,029,556 on 6/1/17, Collateralized by U.S. Government securities, 0.625% - 0.875%, 3/31 - 4/30/18 valued at $204,000,099	200,000	200,000
Goldman Sachs, Tri-Party, Dated 5/30/17, 0.76%, Delivery Value of $41,006,059 on 6/6/17, Collateralized by U.S. Government securities, 2.75%, 2/28/18, valued at $41,820,099	41,000	41,000
HSBC Securities, Tri-Party, Dated 5/25/17, 0.77%, Delivery Value of $25,003,743 on 6/1/17, Collateralized by U.S. Government securities, 2.00%, 12/31/21, valued at $25,500,521	25,000	25,000
HSBC Securities, Tri-Party, Dated 5/31/17, 0.77%, Delivery Value of $1,250,026,736 on 6/1/17, Collateralized by U.S. Government securities, 1.125% - 9.125%, 5/15/18 - 11/15/44 valued at $1,275,001,364	1,250,000	1,250,000
HSBC Securities, Tri-Party, Dated 5/31/17, 0.78%, Delivery Value of $45,000,975 on 6/1/17, Collateralized by U.S. Government securities, 2.00%, 12/31/21, valued at $45,901,958	45,000	45,000

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	Par	$ Value
U.S. TREASURY DEBT 49.6%		
U.S. Treasury Bills, 0.759%, 6/22/17	56,000	55,975
U.S. Treasury Bills, 0.78%, 6/29/17	150,000	149,909
U.S. Treasury Bills, 0.781%, 7/6/17	190,000	189,856
U.S. Treasury Bills, 0.789%, 6/15/17	50,000	49,984
U.S. Treasury Bills, 0.816%, 8/17/17	122,000	121,776
U.S. Treasury Bills, 0.823%, 7/20/17	85,000	84,905
U.S. Treasury Bills, 0.824%, 7/27/17	50,000	49,936
U.S. Treasury Bills, 0.85%, 8/3/17	125,000	124,814
U.S. Treasury Bills, 0.896%, 8/10/17	325,000	324,434
U.S. Treasury Bills, 0.916%, 8/24/17	183,000	182,610
U.S. Treasury Bills, 0.953%, 10/12/17	75,000	74,736
U.S. Treasury Bills, 0.955%, 8/31/17	100,000	99,759
U.S. Treasury Bills, 0.975%, 11/2/17	80,000	79,666
U.S. Treasury Bills, 1.009%, 11/9/17	50,000	49,774
U.S. Treasury Bills, 1.049%, 11/24/17	160,000	159,180
U.S. Treasury Notes, 0.75%, 10/31/17	115,000	114,850
U.S. Treasury Notes, FRN, 1.032%, 4/30/19	18,000	18,007
U.S. Treasury Notes, FRN, 1.039%, 7/31/17	84,100	84,099
U.S. Treasury Notes, FRN, 1.102%, 1/31/19	24,900	24,901
U.S. Treasury Notes, FRN, 1.13%, 10/31/17	6,400	6,400
U.S. Treasury Notes, FRN, 1.132%, 10/31/18	9,987	9,987
Total U.S. Treasury Debt (Cost $2,055,558)		2,055,558
U.S. TREASURY REPURCHASE AGREEMENTS 52.8% (1)		
Bank of America, Tri-Party, Dated 5/25/17, 0.79%, Delivery Value of $21,003,226 on 6/1/17, Collateralized by U.S. Government securities, 1.50%, 5/31/19, valued at $21,420,067	21,000	21,000
Bank of Montreal, Tri-Party, Dated 5/25/17, 0.76%, Delivery Value of $100,014,778 on 6/1/17, Collateralized by U.S. Government securities, 0.625% - 3.125%, 6/30/17 - 4/30/23 valued at $102,000,080	100,000	100,000

BMO Capital Markets, Tri-Party, Dated 5/31/17, 0.79%, Delivery Value of $19,000,417 on 6/1/17, Collateralized by U.S. Government securities, 0.00% - 3.50%, 6/15/17 - 11/15/46 valued at $19,380,069	19,000	19,000
BNP Paribas, Tri-Party, Dated 5/31/17, 0.77%, Delivery Value of $105,015,721 on 6/7/17, Collateralized by U.S. Government securities, 0.00% - 6.25%, 6/15/17 - 8/15/23, valued at $107,100,027	105,000	105,000
BNP Paribas, Tri-Party, Dated 5/31/17, 0.80%, Delivery Value of $251,005,578 on 6/1/17, Collateralized by U.S. Government securities, 1.375% - 2.75%, 1/15/20 - 8/15/46, valued at $256,020,088	251,000	251,000
Citigroup Global Markets, Tri-Party, Dated 5/25/17, 0.78% Delivery Value of $69,010,465 on 6/1/17, Collateralized by U.S. Government securities, 1.125% - 2.50%, 6/30/21- 8/15/23- valued at $70,380,043	69,000	69,000
Credit Agricole, Tri-Party, Dated 5/30/17, 0.78%, Delivery Value of $43,006,522 on 6/6/17, Collateralized by U.S. Government securities, 0.375%, 7/15/23, valued at $43,860,082	43,000	43,000
Credit Agricole, Tri-Party, Dated 5/31/17, 0.79%, Delivery Value of $176,003,862 on 6/1/17, Collateralized by U.S. Government securities, 0.375% - 1.25%, 3/31/21 - 7/15/25, valued at $179,520,033	176,000	176,000
Credit Suisse First Boston, Tri-Party, Dated 5/31/17, 0.77%, Delivery Value of $150,998,230 on 6/1/17, Collateralized by U.S. Government securities, 1.375%, 8/31/20, valued at $154,018,209	150,995	150,995
Goldman Sachs, Tri-Party, Dated 5/30/17, 0.76%, Delivery Value of $27,003,990 on 6/6/17, Collateralized by U.S. Government securities, 2.125% - 2.75%, 2/28/18 - 1/31/21 valued at $27,540,057	27,000	27,000
HSBC Securities, Tri-Party, Dated 5/25/31, 0.77%, Delivery Value of $63,009,433 on 6/1/17, Collateralized by U.S. Government securities, 2.00%, 11/15 - 12/31/21 valued at $64,262,658	63,000	63,000
HSBC Securities, Tri-Party, Dated 5/31/17, 0.78%, Delivery Value of $385,008,342 on 6/1/17, Collateralized by U.S. Government securities, 1.50% - 3.00%, 8/15/26 - 5/15/47 valued at $392,701,986	385,000	385,000

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Funds

Notes to Financial Statements

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve Fund (Government Reserve Fund), formerly the T. Rowe Price Reserve Investment Fund, and T. Rowe Price Treasury Reserve Fund (Treasury Reserve Fund), formerly the T. Rowe Price Government Reserve Investment Fund, are each a diversified, open-end management investment company (collectively, the funds) established by the corporation. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates), and/or its affiliates and are not available for direct purchase by members of the public. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. Each fund operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

In accordance with amendments to rules governing money market funds under the 1940 Act (amendments) and as approved by each fund’s Board, each fund intends to operate as a government money market fund and the Treasury Reserve Fund will continue to operate with a government mandate. On August 1, 2016, the Government Reserve Fund adopted a policy to, under normal conditions, invest at least 80% of its net assets in U.S. government securities and repurchase agreements that are collateralized by U.S. government securities or cash. The Treasury Reserve Fund’s principal investment strategies have remained the same. On October 14, 2016, each fund adopted a policy to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by U.S. government securities or cash. Each fund will generally continue to value its securities at amortized cost and transact at a stable $1.00 NAV. The amendments do not require government money market funds to, and neither fund has the intention to voluntarily, impose liquidity fees on redemptions or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements related to periods ending on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operation.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On May 31, 2017, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.

Repurchase Agreements Each fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government securities or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Each fund files U.S. federal, state, and local tax returns as required. Each fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

For the Government Reserve Fund, reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards. For the year ended May 31, 2017, the following reclassifications were recorded to reflect tax character; there was no impact on results of operations or net assets:

Distributions during the year ended May 31, 2017 and May 31, 2016 were characterized as ordinary income for tax purposes and totaled $14,728,000 and $3,760,000, respectively, for the Treasury Reserve Fund and $81,598,000 and $38,061,000, respectively, for the Government Reserve Fund. At May 31, 2017, the tax-basis cost of investments and components of net assets were as follows:

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. All or a portion of the capital loss carryforwards may be from losses realized between November 1 and the funds’ fiscal year-end, which are deferred for tax purposes until the subsequent year but recognized for financial reporting purposes in the year realized. During the year ended May 31, 2017, the Treasury Reserve Fund utilized $5,000 capital loss carryforwards and the Government Reserve Fund utilized $51,000 of capital loss carryforwards.

NOTE 5 - RELATED PARTY TRANSACTIONS

The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries and of other T. Rowe Price-sponsored funds (Price funds) invested in the funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the year ended May 31, 2017, expenses incurred by the Government Reserve Fund pursuant to these service agreements were $81,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. For the year ended May 31, 2017, expenses incurred by the Treasury Reserve Fund pursuant to these service agreements were $81,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The amounts payable at period-end pursuant to these agreements are included in Due to Affiliates in the accompanying financial statements.

The funds may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by each fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2017, the Government Reserve Fund and Treasury Reserve Fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc.
and Shareholders of T. Rowe Price Government Reserve Fund and T. Rowe
Price Treasury Reserve Fund (formerly known as T. Rowe Price Reserve
Investment Fund and T. Rowe Price Government Reserve Investment Fund)

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the T. Rowe Price Government Reserve Fund and the T. Rowe Price Treasury Reserve Fund (two of the portfolios comprising T. Rowe Price Reserve Investment Funds, Inc., hereafter referred to as the “Funds”) as of May 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 19, 2017

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Government Reserve Fund

Approval of Investment Management Agreement

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 6–7, 2017 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive management fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Although the Advisor does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Advisor and its affiliated investment advisors on behalf of mutual funds and other institutional client accounts for which the Advisor or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

T. Rowe Price Treasury Reserve Fund

Approval of Investment Management Agreement

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 6–7, 2017 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive management fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Although the Advisor does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Advisor and its affiliated investment advisors on behalf of mutual funds and other institutional client accounts for which the Advisor or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

T. Rowe Price Reserve Investment Funds

About the Funds’ Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director and Advisory Board Member, Deutsche Bank North
1997	America (2004 to present); Director, Vornado Real Estate Investment
[189]	Trust (2004 to 2012); Director, Under Armour (2008 to present);
Director, Brixmor Real Estate Investment Trust (2012 to present)

Bruce W. Duncan	Chief Executive Officer and Director (2009 to December 2016),
(1951)	Chairman of the Board (January 2016 to present), and President
2013	(2009 to September 2016), First Industrial Realty Trust, an owner
[189]	and operator of industrial properties; Chairman of the Board
(2005 to September 2016) and Director (1999 to September
2016), Starwood Hotels & Resorts, a hotel and leisure company;
Director, Boston Properties (May 2016 to present); Director, Marriott
International, Inc. (September 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2013	Americans (1997 to present)
[189]

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present)
(1956)
2013
[189]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Member of
2013	National Academy of Education (2010 to present); Director, MDRC,
[189]	a nonprofit education and social policy research organization (2011 to present); Research Associate of Labor Studies Program (2011 to 2015) and Board Member (2015 to present), National Bureau of Economic Research (2011 to present); Chair of Committee
on the Status of Minority Groups in the Economic Profession
(2012 to present); Vice President (2015 to present), American
Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder, Partner, and
1997	Cochairman of the Investment Committee, Blackstone Real Estate
[189]	Advisors, L.P. (1992 to 2015); Director, General Growth Properties,
Inc. (2010 to 2013); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director,
Hilton Worldwide (2013 to present); Director, Hudson Pacific
Properties (2014 to 2016)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present)
2009
[189]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and Vice President, T. Rowe Price
[189]	Investment Services, Inc., and T. Rowe Price Services, Inc.; Chairman
of the Board and Director, T. Rowe Price Retirement Plan Services,
Inc.; Chairman of the Board, Chief Executive Officer, Director, and
President, T. Rowe Price International and T. Rowe Price Trust
Company; Chairman of the Board, all funds

Edward A. Wiese, CFA	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
(1959)	Price International, and T. Rowe Price Trust Company
2015
[57]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With
T. Rowe Price Reserve Investment Funds	Principal Occupation(s)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President and Secretary	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

M. Helena Condez (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Stephanie A. Gentile, CFA (1956)	Vice President, T. Rowe Price; formerly, Director,
Vice President	Credit Suisse Securities (to 2014)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Marcy M. Lash (1963)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

Cheryl A. Mickel, CFA (1967)	Director and Vice President, T. Rowe Price Trust
Vice President	Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley
(to 2013)

Shannon H. Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Chen Shao (1980)	Vice President, T. Rowe Price
Vice President

Douglas D. Spratley, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Robert D. Thomas (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,765,000 and $2,409,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 18, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 18, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date July 18, 2017